PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 0		$ 0	$ 0
Inventory of finished goods	402,001		438,790	191,340
Inventory of work in progress	110,400		194,880	239,682
Inventory of raw materials	42,859		48,702	0
Freight costs	$ 10,000	$ 23,000	$ 65,000	$ 14,000